FEDERATED EQUITY FUNDS
Federated Aggressive Growth Fund
Federated Capital Appreciation Fund
Federated Growth Strategies Fund
Federated Large Cap Growth Fund
Federated Small Cap Strategies Fund
Supplement to Prospectuses Dated December 23, 1998 (Federated Large Cap
     Growth Fund) and December 31, 1998 (each
Fund other than Federated Large Cap Growth Fund)

         I. At a special meeting of shareholders to be held on November 5, 1999, shareholders of the above-named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

              Shareholders will be asked to consider the following proposals:

              (1) To elect six Trustees.

              (2) To make changes to the fundamental investment policies of each Fund (except as otherwise noted):

                  (a) To amend the Funds' fundamental investment policies
                      regarding diversification to read as follows:

                      "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

                  (b) To amend the Funds' fundamental investment policies
                      regarding borrowing money and issuing senior securities to read as follows:

                      "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                  (c) To amend the Funds' fundamental investment policies
                      regarding investments in real estate to read as follows:

                      "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                  (d) To amend the Funds' fundamental investment policies
                      regarding investments in commodities to read as follows (for each Fund except Federated Capital Appreciation
                      Fund):

                      "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

                  (e) To amend the Funds' fundamental investment policies
                      regarding underwriting securities to read as follows:

                      "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                  (f) To amend the Funds' fundamental investment policies
                      regarding lending by the Funds to read as follows:

                      "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                  (g) To amend the Funds' fundamental investment policies
                      regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows (for each Fund except Federated Capital Appreciation Fund):

                      "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  (h) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding buying securities on margin to read as follows (for each Fund except Federated Capital Appreciation Fund):

                      "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                  (i) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding pledging assets to read as follows (for each Fund except Federated Aggressive Growth Fund and Federated Growth Strategies
                      Fund):

                      "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

               (3)Toeliminate  certain  fundamental  investment  policies of the
                    Funds:

                  (a) To remove the Funds' fundamental investment policies
                      prohibiting selling securities short; and

                  (b) To remove the Funds' fundamental investment policies
                      prohibiting investing in oil, gas and minerals (for Federated Aggressive Growth Fund and Federated Growth Strategies Fund only).

         II. The following actions have been taken by the Board of Trustees with regard to certain non-fundamental investment policies and limitations of the Funds:

              (1) Approved the elimination of the following non-fundamental investment limitations of the Funds:

                  (a) Removed the Funds' non-fundamental investment policies regarding the number of companies represented in their portfolios;

                  (b) Removed the Funds' non-fundamental investment limitations regarding investing for control or management (for Federated Aggressive Growth Fund, Federated Growth Strategies Fund and Federated Small Cap Strategies Fund
                      only);

                  (c) Removed the Funds' non-fundamental investment limitation regarding writing call options (for Federated Aggressive Growth Fund, Federated Growth Strategies Fund and Federated Small Cap Strategies Fund only);

                  (d) Removed the Fund's non-fundamental investment limitation regarding purchasing put options (for Federated Aggressive Growth Fund only); and

                  (e) Removed the Fund's non-fundamental investment limitation regarding investing in warrants (for Federated Aggressive Growth Fund only).

              (2) Approved the elimination of undertakings limiting the extent to which the Funds may borrow money, sell securities short, or invest in reverse repurchase agreements (for all Funds except Federated Large Cap Growth Fund):

              (3) Approved revisions to the following non-fundamental investment policies of the Funds:

                  (a) Approved revisions to the Funds' non-fundamental policies regarding investments in illiquid securities to read as follows (for all Funds except Federated Capital Appreciation Fund):

                      "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

                  (b) Approved revisions to the Funds' non-fundamental
                      investment policies regarding pledging assets to read as follows (for Federated Aggressive Growth Fund and Federated Growth Strategies Fund only):

                      "The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowings or to collateral arrangements in connection with permissible activities."

                  (c) Approved revisions to the Funds' non-fundamental
                      investment policies specifying that the Funds' investment adviser, in managing each Fund and in determining the amount of the Fund's assets to invest in a particular security, will limit the Fund's exposure to the major categories that comprise the S&P 500 Index (for Federated Growth Strategies Fund) or the S&P 600 Small Cap Index (for Federated Small Cap Strategies Fund ) (for Federated Growth Strategies Fund and Federated Small Cap Strategies Fund only).

              (4) Approved the adoption of the following non-fundamental investment policies for the Funds:

               (a) Adopted a policy providing that the Fund may purchase American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts (for Federated Aggressive Growth Fund only);

                  (b) Adopted a policy providing that the Fund may invest in real estate investment trusts (for Federated Capital Appreciation Fund only); and

                  (c) Adopted a policy providing that the Fund may invest in rights offerings (for Federated Capital Appreciation Fund only).

              (5) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the Funds (for each Fund except Federated Capital Appreciation
                  Fund):

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

              (6) Approved the addition of the following non-fundamental investment limitation for each Fund when applying its commodities restriction (for each Fund except Federated Capital Appreciation Fund):

                  "As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                              September 24, 1999


Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

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